Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000031266
Eaton Vance Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund’s investment objectives are to seek current income and total return.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A - Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 17 of this Prospectus and page 22 of the Fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 132 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	132.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	Expenses in the table above and the Example below reflect the expenses of the Fund and the Core Bond Portfolio (the “Portfolio”), the Fund’s master Portfolio.
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts

You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 17 of this Prospectus and page 22 of the Fund’s Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objectives by investing primarily in fixed-income securities, which may include corporate bonds, U.S. Government securities, money market instruments, mortgage-backed securities (including collateralized mortgage obligations and so-called “seasoned” mortgage-backed securities), commercial mortgage-backed securities, asset-backed securities (including collateralized debt obligations and collateralized loan obligations) and convertible debt securities and other hybrid securities.  The Fund may invest significantly in securities issued by various U.S. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and Federal Home Loan Banks.  Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade securities that are rated at least BBB by Standard & Poor’s Ratings Services (“S&P”) or by Fitch Ratings (“Fitch”) or Baa by Moody’s Investors Service, Inc. (“Moody’s ”) or in unrated securities determined by the investment adviser to be of comparable quality (the “80% Policy”).  The Fund limits investment in securities rated below investment grade (i.e., rated below BBB by S&P or Fitch or Baa by Moody’s ) and credit derivatives where the credit rating of the reference instrument is below investment grade to not more than 15% of its total assets, and may invest in securities in any rating category, including those in default.  For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.  The Fund is expected to have an average effective maturity between five and ten years.

The Fund may invest up to 25% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries.  As an alternative to holding foreign securities directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign securities).  The Fund may invest a portion of its assets in Eurodollar and Yankee Dollar Instruments.  The Fund may, at times, engage in derivative transactions (such as options, swaptions, interest rate swaps, forward rate contracts, futures contracts and options thereon, forward foreign currency exchange contracts and credit derivatives) to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to seek to enhance returns or as a substitute for purchasing or selling securities or currencies.  Permitted credit derivatives include credit default swaps, total return swaps and credit options.  There is no stated limit on the Fund’s use of derivatives.  The Fund may lend its securities and may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.”  The Fund may invest up to 10% of its net assets in inflation-linked debt securities.  The Fund may also invest up to 10% of its net assets in municipal securities directly or through investments in other investment companies.

Investment decisions for the Fund are made primarily on the basis of fundamental and quantitative research conducted by the investment adviser’s research staff.  Management of the Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management capability and integrity, growth potential, valuation and earnings and cash flow capabilities).  The portfolio managers may sell a security when the investment adviser’s price objective is reached, the fundamentals of the company change or to pursue more attractive investment options.  The portfolio managers intend to focus on risk management and also seek to preserve capital to the extent consistent with the Fund’s investment objectives.  The Fund intends to seek to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.

The Fund currently invests its assets in the Portfolio, a separate registered investment company with the same investment objectives as the Fund.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

The Fund seeks to achieve its investment objectives by investing primarily in fixed-income securities, which may include corporate bonds, U.S. Government securities, money market instruments, mortgage-backed securities (including collateralized mortgage obligations and so-called “seasoned” mortgage-backed securities), commercial mortgage-backed securities, asset-backed securities (including collateralized debt obligations and collateralized loan obligations) and convertible debt securities and other hybrid securities. The Fund may invest significantly in securities issued by various U.S. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and Federal Home Loan Banks. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade securities that are rated at least BBB by Standard & Poor’s Ratings Services (“S&P”) or by Fitch Ratings (“Fitch”) or Baa by Moody’s Investors Service, Inc. (“Moody’s ”) or in unrated securities determined by the investment adviser to be of comparable quality (the “80% Policy”). The Fund limits investment in securities rated below investment grade (i.e., rated below BBB by S&P or Fitch or Baa by Moody’s ) and credit derivatives where the credit rating of the reference instrument is below investment grade to not more than 15% of its total assets, and may invest in securities in any rating category, including those in default. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund is expected to have an average effective maturity between five and ten years.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Debt Market Risk.  Economic and other events (whether real , expected or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.  Fixed-income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which, in part, reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, among other factors, markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Interest Rate Risk.  In general, the value of income securities will fluctuate based on changes in interest rates.  The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities.  In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended.  In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Credit Risk.  Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of fixed-income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of fixed-income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund’s operating expenses and adversely affect net asset value.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Foreign and Emerging Market Investment Risk .  Because the Fund may invest a portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country.  Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market securities often involve higher risk than developed market securities.  Trading in foreign markets often involves higher expense than trading in the United States. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Mortgage- and Asset-Backed Securities Risk.  Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risk.  Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets.  Certain mortgage-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage , which represents a non-cash exposure to the underlying asset, index, rate or instrument.  Leverage can increase both the risk and return potential of the Fund . Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund .   A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.  Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment, particularly when there is no stated limit on the Fund’s use of derivatives.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to leverage.  Such transactions may include, among others, loans of portfolio securities and the use of when-issued, delayed delivery or forward commitment transactions and certain derivative transactions.   Generally, leverage involves the use of borrowed funds or various financial instruments (such as the foregoing transactions) to seek to increase a fund’s potential return.   The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged investments may substantially exceed the initial investment.

Inflation-Linked Security Risk.  Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and increase when real interest rates decrease. Interest payments on inflation-linked securities may vary widely and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Risks of Convertible Securities and Other Hybrid Securities.  Convertible securities and other hybrid securities generally possess characteristics common to both equity and debt securities.  In addition to risks associated with income securities, convertible securities and other hybrid securities may be subject to issuer-specific and market risks generally applicable to equity securities.  Also, convertible securities may be impacted by factors affecting the securities into which they convert.

Municipal Obligation Risk.  The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its municipal obligations at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the loaned securities or possible loss of rights in the collateral if the borrower fails financially.

High Portfolio Turnover Risk.  A mutual fund with a high turnover rate (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate.

Risks Associated with Active Management.  The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment.  Active management involves subjective decisions.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objectives.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk, Lose Money	rr_RiskLoseMoney	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objectives. It is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.

The performance of each Class for the period prior March 21, 2007 is that of Core Bond Portfolio, the registered investment company in which the Fund invests.  The performance of the Portfolio is not adjusted for Fund expenses.  If such an adjustment was made, the performance may have been different.  The Fund’s performance after March 21, 2007 reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock

For the ten years ended December 31, 2016 , the highest quarterly total return for Class A was 5.35% for the quarter ended December 31, 2008, and the lowest quarterly return was - 3.10 % for the quarter ended December 31, 2016. For the 30 days ended December 31, 2016 , the SEC yield for Class A and Class I shares was 1. 90 % and 2. 25%, respectively. For current yield information call 1-800-262-1122.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	For the ten years ended December 31, 2016 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.10%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2016
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (4.75%).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod

The Class A performance shown above for the period prior to January 5, 2009 (commencement of operations) is the performance of Class I shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Performance prior to March 21, 2007 (commencement of operations) is the performance of the Portfolio. If adjusted for such differences, returns would be different.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (4.75%).  The Class A performance shown above for the period prior to January 5, 2009 (commencement of operations) is the performance of Class I shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes).  Performance prior to March 21, 2007 (commencement of operations) is the performance of the Portfolio.  If adjusted for such differences, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Thirty Day Yield, Phone	rr_ThirtyDayYieldPhone	For current yield information call 1-800-262-1122.
Eaton Vance Core Bond Fund | Bloomberg Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	2.65%
Five Years	rr_AverageAnnualReturnYear05	2.23%
Ten Years	rr_AverageAnnualReturnYear10	4.34%
Eaton Vance Core Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
1 Year	rr_ExpenseExampleYear01	$ 548
3 Years	rr_ExpenseExampleYear03	726
5 Years	rr_ExpenseExampleYear05	919
10 Years	rr_ExpenseExampleYear10	$ 1,476
Annual Return 2007	rr_AnnualReturn2007	5.47%
Annual Return 2008	rr_AnnualReturn2008	4.59%
Annual Return 2009	rr_AnnualReturn2009	5.59%
Annual Return 2010	rr_AnnualReturn2010	7.30%
Annual Return 2011	rr_AnnualReturn2011	6.84%
Annual Return 2012	rr_AnnualReturn2012	4.86%
Annual Return 2013	rr_AnnualReturn2013	(1.18%)
Annual Return 2014	rr_AnnualReturn2014	5.00%
Annual Return 2015	rr_AnnualReturn2015	(0.31%)
Annual Return 2016	rr_AnnualReturn2016	2.48%
One Year	rr_AverageAnnualReturnYear01	(2.36%)
Five Years	rr_AverageAnnualReturnYear05	1.15%
Ten Years	rr_AverageAnnualReturnYear10	3.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 2009
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	For the 30 days ended December 31, 2016 , the SEC yield for Class A was
Thirty Day Yield	rr_ThirtyDayYield	1.90%
Eaton Vance Core Bond Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.39%)
Five Years	rr_AverageAnnualReturnYear05	(0.29%)
Ten Years	rr_AverageAnnualReturnYear10	1.97%
Eaton Vance Core Bond Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.33%)
Five Years	rr_AverageAnnualReturnYear05	0.30%
Ten Years	rr_AverageAnnualReturnYear10	2.14%
Eaton Vance Core Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	184
5 Years	rr_ExpenseExampleYear05	329
10 Years	rr_ExpenseExampleYear10	$ 752
One Year	rr_AverageAnnualReturnYear01	2.73%
Five Years	rr_AverageAnnualReturnYear05	2.39%
Ten Years	rr_AverageAnnualReturnYear10	4.23%
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	for Class I shares was
Thirty Day Yield	rr_ThirtyDayYield	2.25%

[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Core Bond Portfolio (the "Portfolio"), the Fund's master Portfolio.
[2]	The administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.75% for Class A shares and 0.50% for Class I shares. This expense reimbursement will continue through April 30, 2018 . Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.